Derivatives (Derivatives Associated with Fixed Income Trading Activities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Customer Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional	$ 2,026,753	$ 1,697,992
Assets	22,097	39,495
Liabilities	18,323	14,996
Offsetting Upstream Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional	2,026,753	1,697,992
Assets	17,931	14,996
Liabilities	20,720	39,495
Option Contracts Purchased | Short
Derivative Instruments, Gain (Loss) [Line Items]
Notional		5,000
Assets		0
Liabilities		8
Option Contracts Purchased | Long
Derivative Instruments, Gain (Loss) [Line Items]
Notional	20,000	17,500
Assets	15	63
Liabilities	0	0
Forwards and Futures Purchased
Derivative Instruments, Gain (Loss) [Line Items]
Notional	6,257,140	2,916,750
Assets	4,354	6,257
Liabilities	5,526	26,659
Forwards and Futures Sold
Derivative Instruments, Gain (Loss) [Line Items]
Notional	6,292,012	3,085,396
Assets	5,806	27,330
Liabilities	$ 4,010	$ 6,615